Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Equity method ownership interest (as a percent)	50.00%
Investments	$ 0.8	$ 0.7
Expenses	$ 6.6	6.1	$ 10.4
Connect Ventures One LP | Son of director
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)	10.00%
Connect Ventures One LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 5.1	4.9
Connect Ventures Two LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 7.3	$ 6.2